UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [X]; Amendment Number:    13

         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois 60035

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   President
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter            Chicago, Illinois           May 15, 2003
-------------------------       ----------------------      ------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459          Waveland International, Ltd.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                                     ------------------

Form 13F Information Table Entry Total:                       3
                                                     ------------------

Form 13F Information Table Value Total:               $        4,588
                                                       ----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number               Name

         1           28-05463                           David S. Richter


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                                                       Form 13F Information Table
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   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
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Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers   Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

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HEARTLAND            COM        422357103     1,156        171,201   SH                   DEFINED       1        171,201
PARTNERS, L.P.
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LAKES                COM        51206P109     1,910        348,902   SH                   DEFINED       1        348,902
ENTERTAINMENT INC.
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THE CRONOS           COM        L20708100     1,522        554,312   SH                   DEFINED       1        554,312
GROUP
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